Financial Instruments - Schedule of Significant Customer Risk Percentage (Details) (10-K) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Concentration of revenues	77.00%	92.00%
Sales Revenue [Member] | Customer A [Member]
Concentration of revenues	0.00%	89.00%
Sales Revenue [Member] | Customer B [Member]
Concentration of revenues	51.00%	0.00%
Sales Revenue [Member] | Customer C [Member]
Concentration of revenues	26.00%	3.00%